Events after the balance sheet date	6 Months Ended
Jun. 30, 2024
Events after the balance sheet date
Events after the balance sheet date	18. Events after the balance sheet date No events have occurred after the balance sheet date that could have a material impact on the unaudited condensed consolidated financial statements.